Loss Per Share - Summary of Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Loss for the year		$ (3,555)	$ (2,745)	$ (3,988)
Add: Loss attributable to non-controlling interests		(106)	(137)	(241)
Loss for the year attributable to ordinary shareholders		$ (3,449)	$ (2,608)	$ (3,747)
Basic weighted-average ordinary shares outstanding		539,947	181,190	154,126
Basic loss per share attributable to ordinary shareholders	[1]	$ (6.39)	$ (14.39)	$ (24.31)
Diluted loss per share attributable to ordinary shareholders	[1]	$ (6.39)	$ (14.39)	$ (24.31)

[1]	See Note 22 for details regarding the retrospective restatement of ‘Loss per share’ for years ended December 31, 2020 and 2019 as a result of the Reverse Recapitalization.